Taxation - Schedule of Changes in Valuation Allowance (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Schedule of Changes in Valuation Allowance [Abstract]
Balance at the beginning of the period	$ 2,413,846	$ 1,731,915	$ 968,543
Additions	973,201	714,889	917,786
Utilization	(30,922)	(25,145)	(47,797)
Effect of change of preferential tax rate			3,121
Foreign exchange effect	41,580	(7,813)	(109,738)
Balance at the end of the period	$ 3,397,705	$ 2,413,846	$ 1,731,915